Broadcast Rights, Net of Rights Exercised (Details Textual) ₪ in Millions	12 Months Ended
Dec. 31, 2017 ILS (₪)
Broadcast Rights, Net of Rights Exercised (Textual)
Acquisition of broadcast rights	₪ 248